Subsidiary Notes Payable, Convertible Notes Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes [Roll Forward]
Beginning balance	$ 26,455
Ending balance	3,916	$ 26,455
Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance	25,125	125
Gross Principal	2,215	25,000
Accrued interest, Convertible Notes	867
Conversion to preferred	(25,797)
Change in fair value	175	0
Ending balance	2,586	25,125
Vedanta Biosciences | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance	25,000	0
Gross Principal	0	25,000
Accrued interest, Convertible Notes	797
Conversion to preferred	(25,797)
Change in fair value	0	0
Ending balance	0	25,000
Knode | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance	50	50
Gross Principal	0	0
Accrued interest, Convertible Notes	0
Conversion to preferred	0
Change in fair value	0	0
Ending balance	50	50
Appeering | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance	75	75
Gross Principal	0	0
Accrued interest, Convertible Notes	0
Conversion to preferred	0
Change in fair value	0	0
Ending balance	75	75
Sonde | Subsidiary Convertible Notes
Convertible Notes [Roll Forward]
Beginning balance	0	0
Gross Principal	2,215	0
Accrued interest, Convertible Notes	70
Conversion to preferred	0
Change in fair value	175	0
Ending balance	$ 2,461	$ 0